Consolidated Balance Sheets - USD ($)	Jan. 31, 2019	Dec. 05, 2018	Oct. 31, 2018	Dec. 31, 2017	Oct. 31, 2017	Oct. 31, 2016
Assets
Cash	$ 4,767,000	$ 3,612	$ 8,621,279	$ 828,555	$ 6,925,042
Trade receivables, net	34,991,000		40,117,777		33,101,052
Inventory	3,931,000		3,809,876		3,009,651
Prepaid expenses and other current assets	7,784,000	807,171	3,946,332	272,165	3,668,835
Total current assets	51,473,000	810,783	56,495,264	1,100,720	46,704,580
Property, plant and equipment, net	228,140,000		201,915,440		175,542,135
Intangible assets, net	215,828,000		36,429,018		42,034,188
Goodwill	238,811,000		74,656,100		73,509,208	$ 54,400,319
Deferred financing costs	1,196,000		647,922		1,056,516
Total assets	735,448,000	239,284,740	370,143,744	236,295,754	338,846,627	$ 254,929,469
Liabilities and Stockholders’ Equity
Revolving loan	17,267,000		62,986,962		65,888,871
Current portion of capital lease obligations	86,000		85,087		193,039
Accounts payable	5,540,000	10,112,686	5,191,711	205,249	7,116,901
Accrued payroll and payroll expenses	5,384,000		6,705,209		6,902,666
Accrued expenses and other current liabilities	18,047,000		18,829,602		14,622,122
Income taxes payable	1,142,000		1,151,741		1,577,923
Total current liabilities	66,791,000	10,828,407	94,950,312	722,930	96,301,522
Long term debt, net of discount for deferred financing costs	319,979,000		173,470,065		156,984,830
Contingent consideration			1,458,077		968,783
Capital lease obligations, less current portion	546,000		567,665		652,752
Deferred income taxes	76,519,000		39,004,853		50,111,326
Total liabilities	463,835,000	18,878,407	309,450,972	8,772,930	305,019,213
Redeemable preferred stock, $0.001 par value, 2,342,264 shares issued and outstanding as of October 31, 2018 and 2017 (liquidation preference of $11,239,060 and $9,845,139), respectively			14,671,869		14,671,869
Common stock	3,000		7,576		7,576
Additional paid-in capital	261,808,000	12,433,404	18,724,707	5,316,974	18,444,075
Accumulated other comprehensive income	(557,000)		584,074		2,381,190
Retained earnings (accumulated deficit)	(14,641,000)	(7,434,157)	26,704,546	(317,666)	(1,677,296)
	246,613,000	5,000,010	46,020,903	5,000,001	19,155,545
Total liabilities and stockholders’ equity	$ 735,448,000	$ 239,284,740	$ 370,143,744	$ 236,295,754	$ 338,846,627